UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      D.B. Zwirn & Co., L.P.
           --------------------------------------------------
Address:   745 Fifth Avenue, 18th Floor
           --------------------------------------------------
           New York, New York 10151
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel B. Zwirn
           --------------------------------------------------
Title:     Officer
           --------------------------------------------------
Phone:     (646) 720-9100
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Daniel B. Zwirn           New York, New York      November 14, 2005
     ------------------------   ------------------------   -----------------

Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
        reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager
-------------------------------------------------
Elm Road Management, LLC  028-11287

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                  139
                                               -------------

Form 13F Information Table Value Total:             $479,731
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE


                                                         FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2           COLUMN 3    COLUMN 4    COLUMN 5             COLUMN 6    COLUMN 7   COLUMN 8

                             TITLE                          VALUE       SHARES/   SH/ PUT/   INVSTMT      OTHER     VOTING AUTHORITY
NAME OF ISSUER               OF CLASS             CUSIP     x($1000)    PRN AMT   PRN CALL   DISCRETN    MANAGERS       SOLE
---------------------------  ---------          ---------   --------    --------- --------   ---------   ---------  ----------------

AGL RES INC                   COM               001204106      965        26000      SH       SOLE                        26000
AES CORP                      COM               00130H105     9533       580200      SH       SOLE                       580200
ACTIVE POWER INC              COM               00504W100      410        99370      SH       SOLE                        99370
AFFILIATED MANAGERS GROUP     NOTE 5/0          008252AC2     6175      5000000      SH       SOLE                      5000000
ALLEGHENY ENERGY INC          COM               017361106     6159       200500      SH       SOLE                       200500
ALLIENT ENERGY CORP           COM               018802108     1893        65000      SH       SOLE                        65000
ALON USA ENERGY INC           COM               020520102     3560       147400      SH       SOLE                       147400
ALPHA NATURAL RESOURCES INC   COM               02076X102     2442        81300      SH       SOLE                        81300
AMERICAN LD LEASE INC         COM               027118108     1743        73400      SH       SOLE                        73400
AMERICAN TOWER CORP           NOTE 3.250% 8/0   029912AK8    15435      7500000      SH       SOLE                      7500000
AQUILA INC                    COM               03840P102     3975      1003700      SH       SOLE                      1003700
ARCH COAL INC                 COM               039380100     8100       120000      SH       SOLE                       120000
ARCH COAL INC                 PFD CV 5% PERP    039380209    12366        75000      SH       SOLE                        75000
AVISTA CORP                   COM               05379B107      444        22900      SH       SOLE                        22900
AXONYX INC                    COM               05461R101      544       473300      SH       SOLE                       473300
B & G FOODS INC NEW           UNIT 99/99/9999   05508R205      633        50000      SH       SOLE                        50000
BRE PROPERTIES INC            CL A              05564E106      699        15700      SH       SOLE                        15700
BAYCORP HLDGS CORP            COM               072728108      788        57500      SH       SOLE                        57500
BEVERLY ENTERPRISES INC       COM NEW           087851309     2450       200000      SH       SOLE                       200000
BOSTON PROPERTIES INC         COM               101121101     1560        22000      SH       SOLE                        22000
BROOKFIELD PPTYS CORP         COM               112900105     1061        36000      SH       SOLE                        36000
BURLINGTON COAT FACTORY       COM               121579106     1803        47400      SH       SOLE                        47400
BURLINGTON RES INC            COM               122014103     1789        22000      SH       SOLE                        22000
CFC INTL INC                  COM               125252106      388        25000      SH       SOLE                        25000
CLECO CORP NEW                COM               12561W105     5511       233700      SH       SOLE                       233700
CMS ENERGY CORP               COM               125896100      823        50000      SH       SOLE                        50000
CMS ENERGY CORP               NOTE 3.375% 7/1   125896AY6     3210      2000000      SH       SOLE                      2000000
CABOT OIL & GAS CORP          COM               127097103      758        15000      SH       SOLE                        15000
CAMDEN PPTY TR                SH BEN INT        133131102     1561        28000      SH       SOLE                        28000
CAPITAL AUTOMATIVE REIT       COM SH BEN INT    139733109     1316        34000      SH       SOLE                        34000
CARMIKE CINEMAS INC           COM               143436400     1147        50000      SH       SOLE                        50000
CARRIZO OIL & CO INC          COM               144577103      293        10000      SH       SOLE                        10000
CENTERPOINT ENERGY INC        COM               15189T107      744        50000      SH       SOLE                        50000
CHARTER COMMUNICATIONS INC D  CL A              16117M107      472       314900      SH       SOLE                       314900
CHENIERE ENERGY INC           COM NEW           16411R208     7747       187300      SH       SOLE                       187300
CHENIERE ENERGY INC           PUT               16411R958      206         1265     PUT       SOLE                         1265
CINERGY CORP                  COM               172474108     9979       224700      SH       SOLE                       224700
COLONIAL PPTYS TR             COM SH BEN INT    195872106      979        22000      SH       SOLE                        22000
CONOCOPHILLIPS                COM               20825C104     3457        49455      SH       SOLE                        49455
CONSECO INC                   PFD B CV 5.50%    208464867     2381        90000      SH       SOLE                        90000
CONSOL ENERGY INC             COM               20854P109    10152       133100      SH       SOLE                       133100
CONSTELLATION ENERGY GROUP I  COM               210371100    10996       178500      SH       SOLE                       178500
COURTSIDE ACQUISITION CORP    COM               22274N102     1986       386300      SH       SOLE                       386300
DANIELSON HLDG CORP           COM               236274106     6497       483770      SH       SOLE                       483770
DAVE & BUSTERS INC            COM               23833N104      334        25000      SH       SOLE                        25000
DOMINION RES INC VA NEW       COM               25746U109     6241        72450      SH       SOLE                        72450
DRESSER-RAND GROUP INC        COM               261608103     4310       175000      SH       SOLE                       175000
DREYERS GRAND ICE CREAM HL I  COM               261877104     2052        25000      SH       SOLE                        25000
DYNEGY INC NEW                CL A              26816Q101      317        67326      SH       SOLE                        67326
E-LOAN INC                    COM               26861P107     2095       500000      SH       SOLE                       500000
EDISON INTL                   COM               281020107    10056       212700      SH       SOLE                       212700
EL PASO CORP                  COM               28336L109      484        34800      SH       SOLE                        34800
EL PASO ELEC CO               COM NEW           283677854     4831       231700      SH       SOLE                       231700
ENCANA CORP                   COM               292505104      875        15000      SH       SOLE                        15000
ENGINEERED SUPPORT SYS INC    COM               292866100     1026        25000      SH       SOLE                        25000
ENTERGY CORP NEW              COM               29364G103     8235       110800      SH       SOLE                       110800
ENTERPRISE GP HLDGS LP        UNIT LP INT       293716106     3035        87000      SH       SOLE                        87000
EXTRA SPACE STORAGE INC       COM               30225T102     1154        75000      SH       SOLE                        75000
FPL GROUP INC                 COM               302571104     3299        69300      SH       SOLE                        69300
FIRST CONSULTING GROUP INC    COM               31986R103     1305       225000      SH       SOLE                       225000
FREIGHTCAR AMER INC           COM               357023100     7006       171800      SH       SOLE                       171800
GETTY IMAGES INC              SDCV 0.500% 6/0   374276AH6     9869      5000000      SH       SOLE                      5000000
GILLETTE CO                   COM               375766102     2910        50000      SH       SOLE                        50000
HALLIBURTON CO                COM               406216101     1734        25300      SH       SOLE                        25300
HARRAHS ENTMT INC             COM               413619107     1043        16000      SH       SOLE                        16000
HEALTHCARE ACQUISITION CP NE  UNIT 99/99/9999   42224H203     2737       340000      SH       SOLE                       340000
HIGHLAND HOSPITALITY CORP     COM               430141101      205        20000      SH       SOLE                        20000
HILTON HOTELS CORP            COM               432848109     1585        71000      SH       SOLE                        71000
HOLLINGER INTL INC            CL A              435569108     2511       256200      SH       SOLE                       256200
HOST MARRIOT CORP NEW         COM               44107P104     1606        95000      SH       SOLE                        95000
INERGY LP                     UNIT LTD PTNR     456615103     1179        41800      SH       SOLE                        41800
INTERMIX MEDIA INC            COM               45881X106     5976       499700      SH       SOLE                       499700
ITC HLDGS CORP                COM               465685105     3524       121600      SH       SOLE                       121600
IVAX CORP                     COM               465823102     7908       300000      SH       SOLE                       300000
JOY GLOBAL INC                COM               481165108     3785        75000      SH       SOLE                        75000
KCS ENERGY INC                COM               482434206     1266        46000      SH       SOLE                        46000
LUMINENT MTG CAP INC          COM               550278303      393        52000      SH       SOLE                        52000
MBNA CORP                     COM               55262L100    11088       450000      SH       SOLE                       450000
MFA MTG INVTS INC             COM               55272X102      261        42500      SH       SOLE                        42500
MACK CALI RLTY CORP           COM               554489104     1528        34000      SH       SOLE                        34000
MANUGISTICS GROUP INC         COM               565011103      625       315700      SH       SOLE                       315700
MARRIOT INTL INC NEW          CL A              571903202     1260        20000      SH       SOLE                        20000
NS GROUP INC                  COM               628916108     5365       136700      SH       SOLE                       136700
NRG ENERGY INC                COM NEW           629377508     3847        90310      SH       SOLE                        90310
NICOR INC                     COM               654086107     1051        25000      SH       SOLE                        25000
OCEANEERING INTL INC          COM               675232102      288         5400      SH       SOLE                         5400
ORMAT TECHNOLOGIES INC        COM               686688102     2326       105100      SH       SOLE                       105100
PG&E CORP                     COM               69331C108     4569       116413      SH       SOLE                       116413
PHH CORP                      COM NEW           693320202     2060        75000      SH       SOLE                        75000
PPL CORP                      COM               69351T106     1558        48200      SH       SOLE                        48200
PS BUSINESS PKS INC CALIF     COM               69360J107     1118        24400      SH       SOLE                        24400
PACIFICARE HEALTH SYS DEL     COM               695112102     7978       100000      SH       SOLE                       100000
PAN PACIFIC RETAIL PPTYS INC  COM               69806L104     1186        18000      SH       SOLE                        18000
PETROQUEST ENERGY INC         COM               716748108      434        41600      SH       SOLE                        41600
PFIZER INC                    PUT               717081953      260          500     PUT       SOLE                          500
PIONEER NAT RES CO            COM               723787107     2197        40000      SH       SOLE                        40000
POTLATCH CORP                 COM               737628107     1564        30000      SH       SOLE                        30000
PROLOGIS                      SH BEN INT        743410102     1241        28000      SH       SOLE                        28000
PROVIDIAN FINL CORP           COM               74406A102     5304       300000      SH       SOLE                       300000
QUESTAR CORP                  COM               748356102     2203        25000      SH       SOLE                        25000
RANGE RES CORP                COM               75281A109      772        20000      SH       SOLE                        20000
REGENCY CTRS CORP             COM               758849103     1436        25000      SH       SOLE                        25000
RELIANT ENERGY INC            NOTE 5.000% 8/1   75952BAD7    13835      8000000      SH       SOLE                      8000000
RENAL CARE GROUP INC          COM               759930100    18337       387500      SH       SOLE                       387500
ROWAN COS INC                 COM               779382100     4259       120000      SH       SOLE                       120000
SCO GROUP INC                 COM               78403A106      209        50000      SH       SOLE                        50000
SEMCO ENERGY INC              COM               78412D109     2779       421700      SH       SOLE                       421700
SAKS INC COM                  COM               79377W108      925        50000      SH       SOLE                        50000
SCANA CORP NEW                COM               80589M102      435        10300      SH       SOLE                        10300
SCHULMAN A INC                COM               808194104     5096       283927      SH       SOLE                       283927
SELECT SECTOR SPDR TR         SBI INT-ENERGY    81369Y506      912        17000      SH       SOLE                        17000
SERVICES ACQUISITION CORP IN  COM               817628100     4450       625000      SH       SOLE                       625000
SHURGARD STORAGE CTRS INC     COM               82567D104     4749        85000      SH       SOLE                        85000
SIEBEL SYS INC                COM               826170102     5165       500000      SH       SOLE                       500000
SIERRA PAC RES NEW            COM               826428104      371        25000      SH       SOLE                        25000
SIMON PPTY GROUP INC  NEW     COM               828806109      964        13000      SH       SOLE                        13000
SMITH & WESSON HLDG CORP      COM               831756101     1291       270000      SH       SOLE                       270000
SOUTH JERSEY INDS INC         COM               838518108      699        24000      SH       SOLE                        24000
SOUTHERN UN CO NEW            COM               844030106     4383    170100.25      SH       SOLE                    170100.25
SPINNAKER EXPL CO             COM               84855W109     4205        65000      SH       SOLE                        65000
SPIRIT FIN CORP               COM               848568309    10688       950000      SH       SOLE                       950000
SPRINT NEXTEL CORP            COM FON           852061100    10066       423300      SH       SOLE                       423300
SUN COMMUNITIES INC           COM               866674104      688        21000      SH       SOLE                        21000
TECO ENERGY INC               COM               872375100     2523       140000      SH       SOLE                       140000
TJX COS INC NEW               NOTE 2/1          872540AL3     3800      5000000      SH       SOLE                      5000000
TXU CORP                      COM               873168108    18433       163300      SH       SOLE                       163300
TAUBMAN CTRS INC              COM               876664103      476        15000      SH       SOLE                        15000
TEREX CORP NEW                COM               880779103      306         6200      SH       SOLE                         6200
TESORO CORP                   COM               881609101     7228       107500      SH       SOLE                       107500
THERAVANCE INC                COM               88338T104     3156       150000      SH       SOLE                       150000
TIDEWATER INC                 COM               886423102     2434        50000      SH       SOLE                        50000
TYCO INTL LTD NEW             COM               902124106     8355       300000      SH       SOLE                          300
UNISOURCE ENERGY CORP         COM               909205106     1549        46600      SH       SOLE                        46600
VENTAS INC                    COM               92276F100     1288        40000      SH       SOLE                        40000
WARWICK VALLEY TEL CO         COM               936750108      280        12320      SH       SOLE                        12320
WELLSFORD REAL PPTY INC       COM NEW           950240200     4693       247000      SH       SOLE                       247000
WILLIAMS COS INC DEL          COM               969457100     5636       225000      SH       SOLE                       225000
WISCONSIN ENERGY CORP         COM               976657106     1788        44800      SH       SOLE                        44800
YM BIOSCIENCES INC            COM               984238105     1745       500000      SH       SOLE                       500000
